UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of Comprehensive Income [Abstract]
Net loss	$ (36,744,722)	$ (3,759,102)	$ (153,976,295)	$ (9,959,944)	$ (18,255,869)	$ (9,625,942)	$ (7,685,519)
Derivative financial instruments – cash flow hedge	0	(42,868)	0	(43,779)	(77,664)	46,012	(574)
Total comprehensive loss	$ (36,744,722)	$ (3,801,970)	$ (153,976,295)	$ (10,003,723)	$ (18,333,533)	$ (9,579,930)	$ (7,686,093)